INVESTMENT PROPERTIES - Changes in investment properties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investment Properties:
Balance, beginning of year	$ 8,808,139
Acquisitions		$ 106,895
Amortization of tenant allowances	(54)	(4,403)
Fair value gains (losses), net	53,037	(172,676)
Balance, end of year	9,397,286	8,808,139
Income-producing properties
Investment Properties:
Balance, beginning of year	8,641,352	8,486,105
Maintenance or improvements	15,381	8,409
Leasing costs	8,218	5,095
Tenant allowances	8,675	6,969
Developments or expansions	22,979	36,633
Acquisitions		107,125
Transfer to income-producing properties	72,701	288,979
Amortization of straight-line rent	11,843	16,690
Amortization of tenant allowances	(54)	(4,403)
Other changes	85	132
Fair value gains (losses), net	53,037	(216,191)
Foreign currency translation, net	462,920	(94,191)
Balance, end of year	9,297,137	8,641,352
Development properties
Investment Properties:
Balance, beginning of year	166,787	353,466
Leasing costs		1,577
Tenant allowances		47
Developments or expansions	4,448	62,619
Transfer to income-producing properties	(72,701)	(288,979)
Other changes	(51)	10
Fair value gains (losses), net		39,888
Foreign currency translation, net	1,666	(1,841)
Balance, end of year	$ 100,149	$ 166,787